UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
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Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Children's Investment Fund Management (UK) LLP
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Address:   7 Clifford Street
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           London W1S 2WE
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           England
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Form 13F File Number:      028-11900
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Angus Milne
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Title:     Head of Compliance
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Phone:     +44 207 025 7613
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Signature, Place, and Date of Signing:

        /s/ Angus Milne           London, England                  02/14/08
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
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Form 13F Information Table Entry Total:            4
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Form 13F Information Table Value Total:        2,397,396
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8
------------------- ---------------  -------- ---------  ------------------- ---------- --------- -------------------------
                                                VALUE      SHRS OR  SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT  PRN CALL DISCRETION  MANAGERS    SOLE   SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------
TRANSALTA CORP        COM           89346D107   123,620   3,694,500 SH          SOLE       N/A    3,694,500
STERLITE INDS INDIA
LTD                   ADS           859737207   363,853  13,956,779 SH          SOLE       N/A   13,956,779
CSX CORP              COM           126408103   782,712  17,796,998 SH          SOLE       N/A   17,796,998
UNION PAC CORP        COM           907818108 1,127,211   8,973,184 SH          SOLE       N/A    8,973,184